Note 3 - Revenue from Contracts with Customers - Disaggregation of Revenue From Contracts with Customers (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer, Including Assessed Tax	$ 1,967,277	$ 2,306,379	$ 6,152,022	$ 9,052,411	$ 12,021,952	$ 15,033,504
Services Time and Materials [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,714,509	$ 1,896,829	$ 5,314,845	$ 5,963,361	$ 7,521,165	$ 9,383,810
Services Time and Materials [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Revenue, Percentage	87.20%	82.20%	86.40%	65.90%	62.60%	62.50%
Services Fixed Price Over Time [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 102,402	$ 58,965	$ 307,206	$ 161,273	$ 407,611	$ 634,036
Services Fixed Price Over Time [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Revenue, Percentage	5.20%	2.60%	5.00%	1.80%	3.40%	4.20%
Services Combination [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 33,090	$ 50,440	$ 99,270	$ 80,520	$ 113,610	$ 92,940
Services Combination [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Revenue, Percentage	1.70%	2.20%	1.60%	0.90%	0.90%	0.60%
Services Fixed Price per Unit [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 71,299	$ 107,778	$ 271,394	$ 253,379	$ 304,666	$ 114,263
Services Fixed Price per Unit [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Revenue, Percentage	3.60%	4.70%	4.40%	2.80%	2.50%	0.80%
Third-Party Software [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 45,977	$ 59,076	$ 159,307	$ 2,345,884	$ 2,427,937	$ 4,245,730
Third-Party Software [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Revenue, Percentage	2.30%	2.60%	2.60%	25.90%	20.20%	28.20%
Software Support and Maintenance [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 44,804	$ 0	$ 142,891	$ 142,891	$ 106,428
Software Support and Maintenance [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Revenue, Percentage	0.00%	1.90%	0.00%	1.60%	1.20%	0.70%
Incentive Payments [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 88,487	$ 0	$ 105,103	$ 105,102	$ 89,068
Incentive Payments [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Revenue, Percentage	0.00%	3.80%	0.00%	1.10%	0.90%	0.60%
All Products and Service [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Revenue, Percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%